Leases - Lessee Leases - Amounts recognised in consolidated financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable	£ (38)	£ (42)
Depreciation	(167)	(209)
Rental expense on short term leases		(1)
Income from subleasing right-of-use assets	4	4
Right of use assets	733	955
Additions to right of use assets	70	80
Lease liabilities	(1,263)	(1,698)
Total cash outflow for leases	195	220
Payments of principal amount, lease liabilities	164	179
Impairment of right of use assets	52	89
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	9	8
Accumulated depreciation	£ 4	£ 2